                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-4314

                   (Investment Company Act File Number)

                       Intermediate Municipal Trust
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 5/31/03

            Date of Reporting Period: Fiscal year ended 5/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF TRUSTEES AND FUND OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$10.48	$10.34	$ 9.87	$10.56	$10.69
Income From Investment Operations:
Net investment income	0.47	0.46 [2]	0.49	0.49	0.51
Net realized and unrealized gain (loss) on investments and futures contracts	0.34	0.14 [2]	0.47	(0.69)	(0.13)

TOTAL FROM INVESTMENT OPERATIONS	0.81	0.60	0.96	(0.20)	0.38

Less Distributions:
Distributions from net investment income	(0.47)	(0.46)	(0.49)	(0.49)	(0.51)

Net Asset Value, End of Period	$10.82	$10.48	$10.34	$9.87	$10.56

Total Return[3]	7.85%	5.93%	9.87%	(1.89)%	3.59%

Ratios to Average Net Assets:

Expenses	0.60%	0.60%	0.60%	0.58%	0.57%

Net investment income	4.38%	4.42%[2]	4.78%	4.88%	4.76%

Expense waiver/reimbursement[4]	0.23%	0.22%	0.24%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$159,683	$169,945	$171,493	$181,291	$243,368

Portfolio turnover	22%	32%	28%	43%	34%

1 Beginning with the year ended May 31, 2000, the fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Effective June 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. The effect of this change for the year ended May 31, 2002 had no effect on the net investment income per share, the net realized and unrealized gain/loss per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

MARKET ENVIRONMENT

Interest rates continued to reflect significant volatility over the reporting period. The municipal yield curve became steeper, in sympathy with the treasury yield curve, as the Federal Reserve Board (the "Fed') continued to reduce short-term interest rates. Concern about potential deflation and the inability of the U.S. economy to achieve a sustained recovery weighed heavily on the fixed income markets and lead to a general decline in interest rates across the yield curve. The five, ten and twenty year maturities, as represented by AAA rated Municipal Market Data yields, declined by 123 basis points, 106 basis points and 88 basis points, respectively.

The ratio of municipal bond yields to Treasury bond yields stayed near historically cheap levels across the yield curve. The primary reasons included the absolute low level of interest rates, municipal bond issuance continuing at record levels and the potential for additional tax reform being discounted by the municipal bond market. Financial market volatility continued to run at approximately twice the normal historical trends. The reasons for this period of "hyper" price volatility included uncertainty about the economic outlook, the war with Iraq, and the uncertain impact on the global economy of the war on terror. Municipal credit quality continued to erode as personal income tax and sales tax revenues declined as a result of the U.S. economy's weakness.

PERFORMANCE

The Fund's total return over the 12-month period ended May 31, 2003 was 7.85%. Attributes of the portfolio that contributed positive incremental return over the reporting period included positioning in higher credit quality (A or better) securities and maintaining a neutral duration relative to its peer group. Another portfolio attribute that contributed to relative outperformance was sector selection. The portfolio's exposure to the hospital sector, which outperformed over the period, had a positive impact on performance. The Fund's exposure to shorter maturity debt (5 to 10 years) provided negative incremental return as that portion of the yield curve underperformed over the reporting period as interest rates declined.

STRATEGY

The fund continued to attempt to maximize tax-exempt income while providing a competitive after-tax total return relative to its peer group. The fund continued to seek to accomplish this goal by taking advantage of relative value opportunities in both individual security selection and overall portfolio structure, which aimed to provide the highest level of tax-exempt income for a given level of risk.

Investment strategy integrated management's views on both the interest rate and credit cycle. Income should be the primary driver of total return going forward. Strategy during the reporting period focused on making selective purchases of lower investment grade (BBB, A) credits. Credit spreads were wide enough to target attractive potential returns going forward. Revenue bonds with dedicated revenue streams were emphasized while exposure to general obligation debt was reduced. Premium coupons were emphasized because of their lower volatility and sensitivity to changes in interest rates as a result of the income cushion they provide. The 2007 to 2009 maturity range was the most attractive portion of the intermediate yield curve from both a valuation (ratio to Treasury's) and volatility perspective. The fund maintained a neutral duration target relative to its benchmark.

GROWTH OF A $25,000 INVESTMENT IN FEDERATED INTERMEDIATE MUNICIPAL TRUST

The graph below illustrates the hypothetical investment of $25,0001 in the Federated Intermediate Municipal Trust (the "Fund") from May 31, 1993 to May 31, 2003 compared to Lehman Brothers 7 Year General Obligations Municipal Bond Index (LB7GO)2 and the Lipper Intermediate Municipal Debt Funds Average (LIMDFA).3

Average Annual Total Returns for the Period Ended 5/31/2003
1 Year	7.85%
5 Years	5.00%
10 Years	5.03%
Start of Performance (12/26/1985)	5.98%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund Shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's Shares when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB7GO and LIMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LB7GO is an unmanaged index of municipal bonds, issued after January 1, 1991, with an minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of six to eight years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax. It is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. This index is unmanaged.

3 The LIMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses and other fees that the SEC requires to be reflected in the Fund's performance.

Portfolio of Investments

May 31, 2003

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--98.6%
		Alabama--0.6%
$1,000,000		Courtland, AL IDB, Environmental Improvement Refunding Revenue Bonds, 5.00% (International Paper Co.), 11/1/2013	BBB/Baa2		$1,032,780

		Alaska--2.7%
4,000,000		Alaska State Housing Finance Corp., General Mortgage Revenue Bonds (Series A), 5.65% (MBIA INS), 12/1/2012	AAA/Aaa		4,267,920

		Arizona--5.9%
1,800,000		Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds (Series 1999A-1), 5.50%, 5/1/2012	NR/Aaa		1,996,722
2,200,000		Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds (Series 1999A-1), 5.60%, 5/1/2013	NR/Aaa		2,434,894
2,000,000		Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 4.80% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2004	BBB/NR		2,064,740
2,500,000		Salt River Project, AZ Agricultural Improvement & Power District, Refunding Revenue Bonds (Series 2002A), 5.25%, 1/1/2015	AA/Aa2		2,873,650

		TOTAL			9,370,006

		Arkansas--1.3%
2,000,000		Pope County, AR, Refunding Revenue Bonds, 5.05% TOBs (Entergy Arkansas, Inc.), Mandatory Tender 9/1/2005	BBB-/Baa3		2,061,800

		California--5.2%
1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.50%, 5/1/2012	BBB+/A3		1,164,980
335,000		California State Department of Water Resources, Revenue Refunding Bonds, 5.50%, 12/1/2010	AA/Aa2		403,494
1,000,000		California State, Refunding UT GO Bonds, 5.00%, 2/1/2009	A/A2		1,109,190
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002D), 4.35% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2007	A/A3		1,065,310
4,000,000		Los Angeles, CA Department of Water & Power, Revenue Bonds (Series 2001A), 5.25% (Los Angeles, CA Department of Water & Power (Electric/Power System)), 7/1/2015	AA-/Aa3		4,543,120

		TOTAL			8,286,094

		Colorado--0.2%
340,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%, 5/1/2017	NR/Aa2		346,790

		District of Columbia--2.2%
3,000,000		District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS), 10/1/2017	AAA/Aaa		3,489,990

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Florida--0.5%
$790,000		Lee County, FL HFA, SFM Revenue Bonds (Series 1998A-2), 6.30% (GNMA COL), 3/1/2029	NR/Aaa		$859,623

		Georgia--0.7%
1,035,000		Cartersville, GA Development Authority, Waste & Wastewater Facilities Refunding Revenue Bonds, 5.10% (Anheuser-Busch Cos., Inc.), 2/1/2012	A+/A1		1,150,661

		Idaho--0.3%
510,000		Idaho Housing Agency, SFM Revenue Bonds (Series D-2) Subordinate Bonds, 5.25%, 7/1/2011	NR/A1		540,075

		Illinois--2.7%
1,260,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 5.70% (Advocate Health Care Network)/(United States Treasury GTD)/(Original Issue Yield: 5.75%), 8/15/2011	AA/NR		1,498,770
2,540,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series B), 5.70% (Advocate Health Care Network)/(Original Issue Yield: 5.75%), 8/15/2011	AA/Aa3		2,798,851

		TOTAL			4,297,621

		Indiana--3.6%
500,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (USX Corp.), Mandatory Tender 12/2/2011	BBB+/Baa1		514,380
4,800,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 1996A), 5.50% (Clarian Health Partners, Inc.)/(Original Issue Yield: 5.65%), 2/15/2010	AA/Aa3		5,259,888

		TOTAL			5,774,268

		Kansas--0.2%
305,000		Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50% (GNMA COL), 12/1/2016	NR/Aaa		309,746

		Louisiana--2.6%
1,000,000		De Soto Parish, LA Environmental Improvement Authority, PCR Bonds (Series 2002A), 5.00% (International Paper Co.), 10/1/2012	BBB/Baa2		1,045,470
1,000,000		Lake Charles, LA Harbor & Terminal District, Revenue Bonds, 5.50% (Reynolds Metals Co.), 5/1/2006	A/A3		1,012,530
2,000,000		St. Charles Parish, LA, PCR Refunding Revenue Bonds (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		2,039,340

		TOTAL			4,097,340

		Michigan--12.6%
1,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2		1,020,450
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.25% (Sparrow Obligated Group, MI), 11/15/2011	A/A1		1,115,370
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Michigan--continued
$4,000,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	NR/A1		$4,248,280
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/(MBIA INS), 11/15/2011	AAA/Aaa		5,825,900
3,705,000		Michigan State Housing Development Authority, (Series B) Rental Housing Revenue Bonds, 5.65% (MBIA INS), 10/1/2007	AAA/Aaa		3,979,726
3,605,000		Michigan State Housing Development Authority, (Series B) Rental Housing Revenue Bonds, 5.65% (MBIA INS), 4/1/2007	AAA/Aaa		3,875,267

		TOTAL			20,064,993

		Missouri--7.1%
5,000,000		Missouri State HEFA, Health Facilities Revenue Bonds (Series A), 6.00% (BJC Health System, MO)/(United States Treasury GTD)/(Original Issue Yield: 6.05%), 5/15/2005	NR/Aa2		5,326,850
5,000,000		Missouri State HEFA, Health Facilities Revenue Bonds (Series A), 6.10% (BJC Health System, MO)/(United States Treasury GTD)/(Original Issue Yield: 6.15%), 5/15/2006	NR/Aa2		5,317,600
740,000		Missouri State Housing Development Commission, SFM Loan Revenue Bonds (Series 1998B), 5.20%, 9/1/2012	AAA/NR		784,837

		TOTAL			11,429,287

		Nevada--0.7%
1,100,000		Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	BBB-/Baa2		1,136,894

		New York--12.9%
1,500,000		Hempstead, NY IDA, Resource Recovery Refunding Revenue Bonds (Series 2001), 5.00% TOBs (American Ref-Fuel Co. of Hempstead), Mandatory Tender 6/1/2010	BBB/A3		1,575,315
2,000,000		Metropolitan Transportation Authority, NY, Service Contract Refunding Revenue Bonds (Series 2002A), 5.50%, 1/1/2015	AA-/A3		2,352,140
1,000,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002A), 5.50% (Lycee Francais de New York Project)/(American Capital Access INS), 6/1/2015	A/NR		1,116,360
4,500,000		New York City, NY, UT GO Bonds (Series 1999G), 6.00% (AMBAC INS), 10/15/2007	AAA/Aaa		5,251,950
1,000,000		New York City, NY, UT GO Bonds (Series 2002E), 5.25%, 8/1/2007	A/A2		1,110,220
1,000,000		New York City, NY, UT GO Bonds (Series 2002F), 5.25%, 8/1/2009	A/A2		1,122,230
2,500,000		New York State Environmental Facilities Corp., State Water Pollution Control Bonds (Series 1994E), 6.15% (Original Issue Yield: 6.25%), 6/15/2004	AAA/Aaa		2,631,450
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$4,000,000		New York State Thruway Authority, Highway & Bridge Trust Fund Revenue Bonds (Series B), 5.625% (FGIC INS)/(Original Issue Yield: 5.75%), 4/1/2005	AAA/Aaa		$4,227,160
1,250,000		Suffolk County, NY IDA, IDRB (Series 1998), 5.30% (Nissequogue Cogen Partners Facility)/(Original Issue Yield: 5.325%), 1/1/2013	NR		1,213,400

		TOTAL			20,600,225

		North Carolina--2.9%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003A), 5.50%, 1/1/2012	BBB/Baa3		1,105,000
2,000,000		North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue Refunding Bonds, 7.25% (Catawba Electric), 1/1/2007	BBB+/Baa1		2,333,220
1,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50% (Catawba Electric), 1/1/2012	BBB+/Baa1		1,139,630

		TOTAL			4,577,850

		Ohio--3.6%
3,195,000		Lucas County, OH HDA, Hospital Revenue Refunding Bonds (Series 1996), 5.50% (ProMedica Healthcare Obligated Group)/(MBIA INS)/(Original Issue Yield: 5.75%), 11/15/2008	AAA/Aaa		3,574,374
1,000,000		Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives), 9/1/2016	AA/Aa2		1,104,860
1,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BBB-/Baa3		1,054,120

		TOTAL			5,733,354

		Pennsylvania--6.5%
805,000	[2]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	NR		758,672
1,000,000		New Wilmington, PA Municipal Authority, College Revenue Bonds, 5.30% (Westminster College)/(Original Issue Yield: 5.40%), 3/1/2018	NR/Baa1		1,030,540
1,210,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2012	A/NR		1,362,133
5,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health System)/Original Issue Yield: 5.40%), 5/15/2012	AA-/A1		5,327,750
1,605,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA), 12/1/2012	A-/NR		1,828,721

		TOTAL			10,307,816

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Rhode Island--0.7%
$1,000,000		Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation Series), 5.75% (Providence Place Mall Project)/(Radian Asset Assurance INS), 7/1/2010	AA/NR		$1,152,970

		Tennessee--5.7%
2,000,000		Memphis-Shelby County, TN Airport Authority, Special Facilities Refunding Revenue Bonds, 5.00% (FedEx Corp.), 9/1/2009	BBB/Baa2		2,191,520
4,000,000		Shelby County, TN, Public Improvement UT GO School Bonds (Series A), 5.50%, 4/1/2017	AA+/Aa2		4,582,880
500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System), 9/1/2010	BBB+/NR		570,015
500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System), 9/1/2011	BBB+/NR		568,660
1,000,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System), 9/1/2012	BBB+/NR		1,139,460

		TOTAL			9,052,535

		Texas--5.9%
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (TXU Energy), Mandatory Tender 4/1/2013	BBB/Baa2		1,055,540
2,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.50% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2017	AAA/Aaa		2,265,280
1,000,000		Sabine River Authority, TX, PCR Revenue Refunding Bonds (Series 2001A), 5.50% TOBs (TXU Energy), Mandatory Tender 11/1/2011	BBB/Baa2		1,022,730
1,000,000		San Antonio, TX Water System, Revenue Refunding Bonds (Series 2002), 5.50% (FSA INS), 5/15/2016	AAA/Aaa		1,158,060
3,760,000		Texas State Department of Housing & Community Affairs, SFM Revenue Bonds (Series B), 5.45% (MBIA INS), 3/1/2019	AAA/Aaa		3,979,697

		TOTAL			9,481,307

		Utah--0.6%
1,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	BBB+/Baa1		1,026,870

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Virginia--2.1%
$1,000,000		Chesapeake, VA IDA, PCR Bonds, 5.25% (Virginia Electric & Power Co.), 2/1/2008	BBB+/A3		$1,054,500
2,000,000		Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 5.50% (Convention Center Expansion Project), 6/15/2008	A-/A3		2,279,480

		TOTAL			3,333,980

		Washington--5.8%
4,500,000		Washington Health Care Facilities Authority, Revenue Bonds (Series 1996), 5.375% (Kadlec Medical Center, Richland)/(AMBAC INS)/(Original Issue Yield: 5.63%), 12/1/2010	AAA/Aaa		4,916,745
2,000,000		Washington State Public Power Supply System, (Nuclear Project No. 3) Refunding & Revenue Bonds (Series B), 5.70% (Energy Northwest, WA)/(Original Issue Yield: 5.793%), 7/1/2010	AA-/Aa1		2,047,980
2,000,000		Washington State Public Power Supply System, (Nuclear Project No. 2) Refunding Revenue Bonds (Series 1997A), 6.00% (Energy Northwest, WA)/(AMBAC INS), 7/1/2007	AAA/Aaa		2,326,440

		TOTAL			9,291,165

		Wisconsin--2.8%
980,000		Wisconsin State HEFA, Refunding Revenue Bonds, 6.00% (Wheaton Franciscan Services), 8/15/2014	A/A2		1,113,917
3,000,000		Wisconsin State Petroleum Inspection Fee, Revenue Bonds (Series 2000A), 6.00%, 7/1/2011	AA-/Aa3		3,324,450

		TOTAL			4,438,367

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $145,989,538)			157,512,327

		SHORT-TERM MUNICIPALS--0.8%
		New York--0.1%
200,000		New York State Dormitory Authority, (Series 1990B) Daily VRDNs (Cornell University)/(J.P. Morgan Chase Bank LIQ)	AA+/Aa1		200,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Utah--0.7%
$1,000,000		Emery County, UT, (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	AAA/Aaa		$1,000,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			1,200,000

		TOTAL INVESTMENTS--99.4% (IDENTIFIED COST $147,189,538)[3]			158,712,327

		OTHER ASSETS AND LIABILITIES -- NET--0.6%			970,666

		TOTAL NET ASSETS--100%			$159,682,993

Securities that are subject to alternative minimum tax (AMT) represent 9.4% of the portfolio based upon total market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At May 31, 2003, this security amounted to $758,672, which represents 0.5% of total net assets.

3 The cost of investments for federal tax purposes amounts to $147,187,955.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003

Assets:
Total investments in securities, at value (identified cost $147,189,538)		$158,712,327
Cash		20,892
Income receivable		2,103,521
Receivable for investments sold		60,000
Receivable for shares sold		134,431

TOTAL ASSETS		161,031,171

Liabilities:
Payable for shares redeemed	$926,610
Income distribution payable	407,113
Accrued expenses	14,455

TOTAL LIABILITIES		1,348,178

Net assets for 14,761,493 shares outstanding		$159,682,993

Net Assets Consist of:
Paid in capital		$154,116,825
Net unrealized appreciation of investments		11,522,789
Accumulated net realized loss on investments and futures contracts		(5,956,606)
Distributions in excess of net investment income		(15)

TOTAL NET ASSETS		$159,682,993

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$159,682,993 ÷ 14,761,493 shares outstanding		$10.82

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2003

Investment Income:
Interest			$8,248,341

Expenses:
Investment adviser fee		$662,072
Administrative personnel and services fee		125,000
Custodian fees		6,358
Transfer and dividend disbursing agent fees and expenses		42,069
Directors'/Trustees' fees		10,336
Auditing fees		15,132
Legal fees		3,887
Portfolio accounting fees		57,031
Shareholder services fee		413,795
Share registration costs		21,377
Printing and postage		16,491
Insurance premiums		1,413
Miscellaneous		7,136

TOTAL EXPENSES		1,382,097

Waivers:
Waiver of investment adviser fee	$(61,356)
Waiver of transfer and dividend disbursing agent fees and expenses	(5,038)
Waiver of shareholder services fee	(314,484)

TOTAL WAIVERS		(380,878)

Net expenses			1,001,219

Net investment income			7,247,122

Realized and Unrealized Gain on Investments:
Net realized gain on investments			564,629
Net change in unrealized appreciation of investments			4,645,915

Net realized and unrealized gain on investments			5,210,544

Change in net assets resulting from operations			$12,457,666

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,247,122	$7,591,820
Net realized gain on investments and futures contracts	564,629	487,531
Net change in unrealized appreciation/depreciation of investments	4,645,915	1,903,078

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,457,666	9,982,429

Distributions to Shareholders:
Distributions from net investment income	(7,245,254)	(7,591,708)

Share Transactions:
Proceeds from sale of shares	85,519,691	41,429,612
Net asset value of shares issued to shareholders in payment of distributions declared	1,997,089	2,244,655
Cost of shares redeemed	(102,991,682)	(47,612,724)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(15,474,902)	(3,938,457)

Change in net assets	(10,262,490)	(1,547,736)

Net Assets:
Beginning of period	169,945,483	171,493,219

End of period (including distributions in excess of net investment income of $(15) and $0, respectively)	$159,682,993	$169,945,483

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003

ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one portfolio, Federated Intermediate Municipal Trust (the "Fund"). The investment objective of the Fund is to provide current income exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under the criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective June 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization on the financial statements is as follows:

	As of 6/1/2001		For the Year Ended 5/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)
Increase (Decrease)	$86	$86	$111	$(111)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

Year Ended May 31	2003	2002
Shares sold	8,035,013	3,963,516
Shares issued to shareholders in payment of distributions declared	187,436	214,452
Shares redeemed	(9,673,435)	(4,549,189)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,450,986)	(371,221)

FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities.

For the year ended May 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$0	$(1,883)	$1,883

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended May 31, 2003 and 2002, was as follows:

	2003	2002
Tax-exempt income	$7,245,254	$7,591,708

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$ 407,098

Unrealized appreciation	$11,524,372

Capital loss carryforward	$ 5,958,190

At May 31, 2003, the cost of investments for federal tax purposes was $147,187,955. The net unrealized appreciation of investments for federal tax purposes was $11,524,372. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,632,671 and net unrealized depreciation from investments for those securities having an excess of cost over value of $108,299.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the amortization/accretion tax elections on fixed income securities.

At May 31, 2003, the Fund had a capital loss carryforward of $5,958,190, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$3,880,850

2009	$2,077,340

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver and at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended May 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $115,485,875 and $93,275,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended May 31, 2003, were as follows:

Purchases	$35,938,333

Sales	$49,690,114

FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended May 31, 2003, the Fund did not designate any long-term capital gain dividends.

At May 31, 2003, 100% of distributions from net investment income is exempt from federal income tax, other than AMT.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF INTERMEDIATE MUNICIPAL TRUST AND SHAREHOLDERS OF FEDERATED INTERMEDIATE MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Intermediate Municipal Trust (the "Fund"), a portfolio of Intermediate Municipal Trust, as of May 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended May 31, 1999 was audited by other auditors whose report, dated July 15, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Intermediate Municipal Trust at May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Ernst & Young LLP

Boston, Massachusetts
July 10, 2003

Board of Trustees and Fund Officers (unaudited)

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 138 investment company portfolios. Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Regions Morgan Keegan Select Funds--nine portfolios; Riggs Funds--eight portfolios; WesMark Funds--five portfolios and Golden Oak Family of Funds. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: May 1995	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1999

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: April 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: May 1985

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: April 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1995	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1998

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: November 1998

J. Scott Albrecht has been the Fund's Portfolio Manager since 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 458810108

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28510 (7/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Items 5-6   [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls and procedures (as defined in rule 30a-2 under the  Investment  Company Act of 1940 (the  "Act")) are  effective  in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no significant changes in the registrant's internal controls, or the internal  controls of its service  providers,  or in other factors that could  significantly  affect these controls subsequent to the date of their evaluation,  including any  corrective  actions with regard to  significant deficiencies and material weaknesses.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Intermediate Municipal Trust

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 28, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        July 28, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 28, 2003